Contract liabilities	12 Months Ended
Jun. 30, 2026
Contract liabilities [abstract]
Contract liabilities	Contract liabilities
Contract liabilities, which includes deferred revenues, represent the future performance obligations to customers in respect of services or customer activation fees for which consideration has been received upfront and is recognized over the expected term of the customer relationship.

Contract liabilities as at June 30, 2026, and June 30, 2025 are below:

$
Opening balance, July 1, 2024	12,654
Revenue deferred during the year	36,627
Deferred revenue recognized as revenue during the year	(39,549)
Ending balance, June 30, 2025	9,732
Revenue deferred during the year	113,524
Deferred revenue recognized as revenue during the year	(114,651)
Ending balance, June 30, 2026	8,605

Contract liabilities - Current	6,711
Contract liabilities - Non-current	1,894
8,605